MASSACHUSETTS INVESTORS TRUST             MFS ALABAMA MUNICIPAL BOND FUND
MASSACHUSETTS INVESTORS GROWTH STOCK FUND MFS ARKANSAS MUNICIPAL BOND FUND
MFS GOVERNMENT MORTGAGE FUND              MFS CALIFORNIA MUNICIPAL BOND FUND
MFS OTC FUND                              MFS FLORIDA MUNICIPAL BOND FUND
MFS GROWTH OPPORTUNITIES FUND             MFS GEORGIA MUNICIPAL BOND FUND
MFS CASH RESERVE FUND                     MFS LOUISIANA MUNICIPAL BOND FUND
MFS CAPITAL GROWTH FUND                   MFS MARYLAND MUNICIPAL BOND FUND
MFS INTERMEDIATE INCOME FUND              MFS MASSACHUSETTS MUNICIPAL BOND FUND
MFS GOLD & NATURAL RESOURCES FUND         MFS MISSISSIPPI MUNICIPAL BOND FUND
MFS MANAGED SECTORS FUND                  MFS NEW YORK MUNICIPAL BOND FUND
MFS VALUE FUND                            MFS NORTH CAROLINA MUNICIPAL BOND FUND
MFS UTILITIES FUND                        MFS PENNSYLVANIA MUNICIPAL BOND FUND
MFS WORLD EQUITY FUND                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
MFS WORLD TOTAL RETURN FUND               MFS TENNESSEE MUNICIPAL BOND FUND
MFS BOND FUND                             MFS TEXAS MUNICIPAL BOND FUND
MFS LIMITED MATURITY FUND                 MFS VIRGINIA MUNICIPAL BOND FUND
MFS GOVERNMENT LIMITED MATURITY FUND      MFS WASHINGTON MUNICIPAL BOND FUND
MFS GOVERNMENT SECURITIES FUND            MFS WEST VIRGINIA MUNICIPAL BOND FUND
MFS HIGH INCOME FUND                      MFS MUNICIPAL INCOME FUND
MFS WORLD GOVERNMENTS FUND                MFS STRATEGIC INCOME FUND
MFS WORLD GROWTH FUND                     MFS TOTAL RETURN FUND
MFS WORLD ASSET ALLOCATION FUND           MFS RESEARCH FUND
MFS/FOREIGN & COLONIAL INTERNATIONAL
 GROWTH FUND
MFS/FOREIGN & COLONIAL INTERNATIONAL
 GROWTH AND INCOME FUND
MFS/FOREIGN & COLONIAL EMERGING MARKETS
 EQUITY FUND

                            SUPPLEMENT TO THE CURRENT PROSPECTUS


During the period from January 2, 1996 through April 15, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards and Sons, Inc. ("A. G. Edwards") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by such dealer to shareholders purchasing such Funds through new MFS Individual Retirement Accounts (excluding SEP-IRAs)("Eligible IRAs"). In addition, if a sale of Class A and Class B shares of the Funds by a registered representative of A. G. Edwards to a shareholder purchasing such Funds through an Eligible IRA during the Sales Period is $20,000 or more, MFD will pay A. G. Edwards an additional commission equal to 0.50% of the public offering price of such shares.

Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                 THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 1996.